Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Asset
Current assets held for sale	$ 0	$ 15,603
Non current assets
Non current assets held for sale	0	9,173
Current liabilities
Current liabilities held-for-sale	0	2,292
Noncurrent liabilities
Noncurrent liabilities held-for-sale	$ 0	31
Held-for-Sale or Disposed of by Sale
Current Asset
Account receivable, net		4,603
Inventories		10,815
Other current assets		185
Current assets held for sale		15,603
Non current assets
Property, plant and equipment, net		4,545
Intangible assets, net		4,628
Non current assets held for sale		9,173
Total assets held for sale		24,776
Current liabilities
Accounts payable		2,068
Accrued liabilities and other		224
Current liabilities held-for-sale		2,292
Noncurrent liabilities
Other long-term liabilities		31
Noncurrent liabilities held-for-sale		31
Total liabilities held for sale		$ 2,323